Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management [Abstract]
Cash and Cash Equivalents Denominated in Foreign Currencies
The Group’s cash and cash equivalents are denominated in the following currencies:

	2021	2021	2020	2020
	Local Currency ’000	$’000	Local Currency ’000	$’000
In USD	276,447	276,447	—	—
In Euro	290	329	4,826	5,895
		276,776		5,895